Credit Risk - Summary of Compound Annual Growth Rates Over 5 Year Forecast (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
House Price Index [Member]
Disclosure of forward looking information used in the determination of expected credit losses [line items]
Forecasting period for macroeconomic assumptions	5 years	5 years
GDP [Member]
Disclosure of forward looking information used in the determination of expected credit losses [line items]
Forecasting period for macroeconomic assumptions	5 years	5 years
Unemployment Rate [Member]
Disclosure of forward looking information used in the determination of expected credit losses [line items]
Forecasting period for macroeconomic assumptions	5 years	5 years
Bank Of England Base Rate [Member]
Disclosure of forward looking information used in the determination of expected credit losses [line items]
Forecasting period for macroeconomic assumptions	5 years	5 years